Note 14 - Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Millions						12 Months Ended
		Jun. 14, 2024	Jun. 08, 2023	Aug. 11, 2022	Mar. 07, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Sep. 28, 2021	Jun. 04, 2021	Jun. 17, 2020
Common Stock, Shares Authorized (in shares)						200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)						$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in shares)						50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)						$ 0.0001	$ 0.0001
Common Stock, Shares, Issued (in shares)						5,972,638	5,517,174
Common Stock, Shares, Outstanding (in shares)						5,972,638	5,517,174
Preferred Stock, Shares Issued (in shares)						0	0
Preferred Stock, Shares Outstanding (in shares)						0	0
Proceeds from Warrant Exercises						$ 3.5
Class of Warrant or Right, Issued During Period (in shares)	[1]					1,806,434
March 2022 Prefunded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					151,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 0.002
March 2022 Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					333,300
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 26
March 2022 Common and Prefunded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)					1.1
Class of Warrant or Right, Exercisable Period (Month)					6 months
Warrants and Rights Outstanding, Term (Year)					5 years
Warrants and Rights Outstanding					$ 2.8
August 2022 Prefunded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				87,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)				$ 0.02
August 2022 Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				1,265,547
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)				1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)				$ 8.6			$ 2.32	$ 3.3
Warrants and Rights Outstanding, Term (Year)				5 years
August 2022 Common and Prefunded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)				1
Warrants and Rights Outstanding, Term (Year)				5 years
Warrants and Rights Outstanding				$ 6.0
Equity Issuance, Price Per Share (in dollars per share)				$ 8.58
Pre-Funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			430,217
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)			1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 0.0001	$ 0.02
Tranche A Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			2,173,912
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 3.18
Warrants and Rights Outstanding, Term (Year)			5 years
Class of Warrant or Right, Expiration, Period After Threshold is Met (Day)			30 days
Class of Warrant or Right, Expiration, Threshold Percentage of Exercise Price			200.00%
Class of Warrant or Right, Expiration, Threshold Consecutive Trading Days (Day)			40 days
Tranche B Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			2,173,912
Proceeds from Warrant Exercises		$ 3.5
Stock Issued During Period, Shares, Warrants Exercised (in shares)		367,478
Common Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 1.59
Common Warrants Exchanged for PreFunded Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 1.5899
Securities Purchase Agreement Warrants [Member]
Payments of Stock Issuance Costs			$ 0.6
Warrants and Rights Outstanding			$ 5.0
Tranche B Pre-Funded Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 0.0001
Warrants and Rights Outstanding		$ 5.1
Class of Warrant or Right, Issued During Period (in shares)		1,806,434				1,806,434
The 2020 Shelf [Member]
Sale of Stock, Maximum Amount of Equity Issuable											$ 100.0
At-the-market Offering [Member]
Sale of Stock, Maximum Amount of Equity Issuable										$ 30.0
Stock Issued During Period, Shares, New Issues (in shares)							699,929
Proceeds from Issuance of Common Stock							$ 2.9
The 2021 Shelf [Member]
Sale of Stock, Maximum Amount of Equity Issuable									$ 100.0
Sale of Stock, Available Amount of Equity Issuable						$ 82.4
The 2024 Shelf [Member]
Sale of Stock, Maximum Amount of Equity Issuable						$ 100.0
The March 2022 Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)					151,500
Proceeds from Issuance or Sale of Equity					$ 7.6
Payments of Stock Issuance Costs					$ 0.8
The August 2022 Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)				1,075,290
Proceeds from Issuance or Sale of Equity				$ 10.0
Payments of Stock Issuance Costs				$ 0.9
Equity Issuance, Price Per Share (in dollars per share)				$ 8.6
Securities Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			1,743,695
Proceeds from Issuance or Sale of Equity			$ 4.0
Proceeds from Issuance or Sale of Equity, Net			$ 3.4
Restricted Stock [Member]
Common Stock, Shares, Outstanding (in shares)						25,360

[1]	The warrants issued during fiscal 2024 were a result of 1,806,434 Tranche B Warrants being exercise to 1,806,434 Tranche B Pre-Funded Warrants.